SCHWAB CAPITAL TRUST

Laudus International MarketMasters Fund™

(Fund)

Supplement dated July 1, 2015, to the

Prospectus dated February 27, 2015, and

Statement of Additional Information (SAI) dated February 27, 2015, as supplemented March 10, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

William Blair & Company, LLC, one of the Fund’s investment managers, underwent an internal corporate restructuring. As part of the restructuring, a new entity, William Blair Investment Management, LLC, was formed to house William Blair & Company, LLC’s institutional investment management business, separate from other business lines within William Blair & Company, LLC. Effective July 1, 2015, the portion of the Fund’s assets that were managed by William Blair & Company, LLC will be managed by William Blair Investment Management, LLC utilizing the same management team, institutional investment teams and following the same investment strategy as when that portion of the Fund was managed by William Blair & Company, LLC.

Therefore, all references to William Blair & Company, LLC in the Fund’s Prospectus and SAI are hereby deleted and replaced in their entirety with William Blair Investment Management, LLC.

In addition, the William Blair & Company, LLC paragraph on page 32 of the SAI is deleted and replaced with the following:

William Blair Investment Management, LLC (formerly, William Blair & Company, LLC) (“William Blair”) serves as a sub-adviser to the Laudus International MarketMasters Fund. William Blair was established in 2014 and is registered as an investment adviser with the SEC. William Blair is affiliated with William Blair & Company, LLC, a firm founded in 1935 and registered with the SEC as both an investment adviser and securities broker-dealer. William Blair and William Blair & Company, LLC (each of which is a privately held company) are each a wholly owned subsidiary of WBC Holdings, L.P. WBC Holdings, L.P. is wholly owned by current William Blair and William Blair & Company, LLC employees. William Blair’s principal office is located at 222 West Adams St., Chicago, IL 60606.

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© 2015 All Rights Reserved

REG87131-00 (07/15)

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